Additional Disclosures in the Statement of Cash Flows - Summary of Reconciliation of Cash and Cash Equivalents (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of cash and cash equivalents [line items]
Cash and deposits in banks	$ 250,089,093	$ 335,692,114	$ 382,135,611
Debt Securities at fair value through profit or loss		9,467
Other debt securities	498,952,883	267,023,884	391,688,599
Loans and other financing	885,642	1,000,749	1,237,032
Cash and cash equivalents	$ 749,927,618	$ 603,726,214	$ 775,061,242	$ 589,984,473